Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
	2023	2022
Purchased parts and materials	$50,770	$61,213
Work-in-progress	2,801	2,423
Finished goods	13,959	17,999
	$67,530	$81,635